Consolidated Statements of Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenue and other income:
Revenue	₩ 17,743,702	₩ 16,873,960	₩ 17,520,013
Other income	103,230	71,950	31,997
Operating revenue and other income	17,846,932	16,945,910	17,552,010
Operating expenses:
Labor	2,822,673	2,288,655	1,966,156
Commissions	5,002,174	5,002,598	5,486,263
Depreciation and amortization	3,771,486	3,126,118	3,097,466
Network interconnection	752,334	808,403	875,045
Leased lines	272,616	309,773	342,240
Advertising	434,561	468,509	522,753
Rent	231,934	529,453	520,244
Cost of goods sold	1,833,362	1,796,146	1,886,524
Others	1,724,899	1,782,404	1,630,747
Operating expenses	16,846,039	16,112,059	16,327,438
Operating profit	1,000,893	833,851	1,224,572
Finance income	141,977	256,435	366,561
Finance costs	(429,758)	(385,232)	(433,616)
Gain relating to investments in subsidiaries, associates and joint ventures, net	449,543	3,270,912	2,245,732
Profit before income tax	1,162,655	3,975,966	3,403,249
Income tax expense	300,713	843,978	745,654
Profit for the year	861,942	3,131,988	2,657,595
Attributable to :
Owners of the Parent Company	889,907	3,127,887	2,599,829
Non-controlling interests	₩ (27,965)	₩ 4,101	₩ 57,766
Earnings per share
Basic and diluted earnings per share (in won)	₩ 12,144	₩ 44,066	₩ 36,582